INCOME TAX - Reconciliation Of The Federal Income Tax Rate To Our Effective Tax Rate (Details)	7 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liability	(19.50%)
Change in valuation allowance	(1.50%)
Income tax provision	0.00%